Investments and Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments and Equity Method Investments
4. Investments and Equity Method Investments
The Company partners with other investors to form business ventures, including Joyn Bio, LLC (“Joyn”), Motif FoodWorks, Inc. (“Motif”), Allonnia, LLC (“Allonnia”), Arcaea, LLC (“Arcaea”), Verb Biotics, LLC (“Verb”), subsequent to the deconsolidation of Verb as discussed in Note 5, and BiomEdit, LLC (“BiomEdit”) (collectively “Platform Ventures”). The Company also partners with existing entities, including Genomatica, Inc. (“Genomatica”) and Synlogic, Inc. (“Synlogic”) (collectively, “Structured Partnerships”) with complementary assets for high potential synthetic biology applications. The Company holds equity interests in these Platform Ventures and Structured Partnerships. The Company also holds equity interests in other public and private companies as a result of entering into collaboration and license revenue arrangements with these entities.
The Company accounts for its investments in Platform Ventures under the equity method. The Company’s marketable equity securities consist of Synlogic common stock, Synlogic warrants and the shares of common stock of other publicly-traded companies. Marketable equity securities are measured at fair value with changes in fair value recorded in other income (expense) in the condensed consolidated statements of operations and comprehensive loss. Prior to the third quarter of 2021, the Company’s investment in Synlogic common stock was classified as an equity method investment based on the Company’s ownership interest in Synlogic and accounted for under the fair value option. Due to a decrease in the level of ownership interest during the third quarter of 2021, the investment was reclassified from equity method investments to investments on the condensed consolidated balance sheet, and from loss on equity method investments to (loss) gain on investments on the condensed consolidated statements of operations and comprehensive loss for all periods presented. However, the Company continues to account for its investments in Synlogic at fair value.
The Company’s
non-marketable
equity securities consist of preferred stock of Genomatica and other privately-held companies without readily determinable fair values. Non-marketable
equity securities are initially recorded
using the measurement alternative at cost and subsequently adjusted for any impairment and observable price changes in orderly transactions for the identical or a similar security of the same issuer. During the three months ended June 30, 2022, the Company recorded a $10.1 million impairment charge, included as a component of (loss) gain on investments in the condensed consolidated statements of operations and comprehensive loss, due to the decline in the fair value of the Company’s investment in Genomatica preferred stock. There were no impairments recorded during the three or six months ended June 30, 2021 and no adjustment from observable price changes has been recognized during any of the periods presented.
Investments and equity method investments consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Investments:
Genomatica, Inc. preferred stock	$44,885	$55,000
Synlogic, Inc. common stock	7,292	15,345
Synlogic, Inc. warrants	2,930	6,166
Marketable equity securities	16,223	10,331
Non-marketable equity securities	17,738	15,195

Total	$89,068	$102,037

Equity method investments (1) :
Joyn Bio, LLC	$1,283	$11,694
BiomEdit, LLC	4,321	—
Other	1,310	1,500

Total	$6,914	$13,194

(1)	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.
(Losses) gains on investments and equity method investments consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
(Loss) gain on investments:
Synlogic, Inc. common stock	$(7,926)	$1,965	$(8,053)	$10,969
Synlogic, Inc. warrants	(3,185)	790	(3,236)	4,408
Genomatica	(10,115)	—	(10,115)	—
Marketable equity securities	(17,447)	—	(16,819)	—

Total	$(38,673)	$2,755	$(38,223)	$15,377

Loss on equity method investments:
Joyn Bio, LLC	$(5,424)	$(4,346)	$(10,411)	$(8,375)
Allonnia, LLC	—	—	—	(12,698)
Arcaea, LLC	—	—	—	(11,897)
Verb Biotics, LLC	—	—	(15,900)	—
BiomEdit, LLC	(4,552)	—	(4,552)	—
Other	(190)	—	(190)	—

Total	$(10,166)	$(4,346)	$(31,053)	$(32,970)

10. Investments and Equity Method Investments
The Company partners with other investors to form new ventures, including Joyn, Motif Foodworks, Inc. (“Motif”), Allonnia, LLC (“Allonnia”) and Arcaea LLC (“Arcaea”, FKA Kalo Ingredients LLC) (collectively “Platform Ventures”). The Company also partners with existing entities, including Genomatica, Inc. (“Genomatica”) and Synlogic, Inc. (“Synlogic”) (collectively, “Structured Partnerships”), with complementary assets for high potential synthetic biology applications. The Company or its subsidiaries hold equity interests in these Platform Ventures and Structured Partnerships. The Company’s investments in Platform Ventures are accounted for under the equity method. The Company’s investments in Synlogic, a publicly traded company, are carried at fair value. As of December 31, 2021 and 2020, the Company held 6,340,771 shares of Synlogic common stock and warrants to purchase an aggregate of 2,548,117 shares of Synlogic common stock. Prior to the third quarter of
2021
, the Company’s investment in Synlogic common stock was classified as an equity method investment based on the Company’s ownership interest in Synlogic and accounted for under the fair value option. Due to a decrease in the level of ownership interest during the third quarter of
2021
, the investment was reclassified from equity method investments to investments on the Consolidated Balance Sheets, and from loss on equity method investments to (loss) gain on investments on the Consolidated Statements of Operations and Comprehensive Loss for all periods presented. However, the Company continues to account for its investments in Synlogic at fair value.
The Company’s
non-marketable
equity securities are investments in privately held companies without readily determinable fair values. The investment in Genomatica preferred stock and other non-marketable
equity securities are initially recorded using the measurement alternative at cost and subsequently adjusted to fair value for any impairment and observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2021 and 2020, no impairment or adjustment from observable price changes were recognized related to investments accounted for under the measurement alternative.
Investments and equity method investments consisted of the following (in thousands):

	As of December 31,
	2021	2020
Investments:
Genomatica, Inc. preferred stock	$55,000	$55,000
Synlogic, Inc. common stock	15,345	13,696
Synlogic, Inc. warrants	6,166	5,504
Cronos Group Inc. common stock	10,331	—
Non-marketable equity securities	15,195	—

Total	$102,037	$74,200

Equity method investments (1) :
Joyn Bio, LLC	$11,694	$28,924
Other	1,500	—

Total	$13,194	$28,924

(1)	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.
(Loss) gain on investments and equity method investments consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
(Loss) gain on investments:
Synlogic, Inc. common stock	$1,649	$(2,663)	$(19,403)
Synlogic, Inc. warrants	662	(1,070)	(7,797)
Cronos Group Inc.	(13,854)	—	—

Total	$(11,543)	$(3,733)	$(27,200)

Loss on equity method investments:
Joyn Bio, LLC	$(17,230)	$(396)	$(1,730)
Allonnia, LLC	(12,698)	—	(24,480)
Arcaea, LLC	(47,356)	—	—
Glycosyn, LLC	—	—	(1,323)

Total	$(77,284)	$(396)	$(27,533)